Exhibit 99.6 Schedule 3

Rating Agency Grades
Run Date - 1/28/2026 2:44:25 PM
LOAN INFORMATION	INITIAL CREDIT LOAN GRADES	INITIAL COMPLIANCE LOAN GRADES	INITIAL PROPERTY LOAN GRADES	INITIAL OVERALL LOAN GRADES	FINAL CREDIT LOAN GRADES	FINAL COMPLIANCE LOAN GRADES	FINAL PROPERTY LOAN GRADES	FINAL OVERALL LOAN GRADES

Dummy ID	AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Deal Number	Original Loan Amount	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar
802	XX	XX	XX		XX	XX	C	C	C	C	C								A	A	A	A	A		C	C	C	C	C		A	A	A	A	A								A	A	A	A	A		A	A	A	A	A